UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22874

THL CREDIT SENIOR LOAN FUND
(Exact name of registrant as specified in charter)

100 Wall St., 11th Floor
New York, NY 10005
(Address of principal executive offices) (Zip code)

Stephanie Trell
100 Wall St., 11th Floor
New York, NY 10005
(Name and address of agent for service)

Copies of Communications to:

Stephen H. Bier

Allison M. Fumai

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant's telephone number, including area code: (212) 701-4500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

THL Credit Senior Loan Fund
Schedule of Investments (unaudited)	March 31, 2015
Investments	Principal	Value
SENIOR LOANS(a) – 139.4% (96.4% of Total Investments)

Aerospace & Defense – 2.2%
AM General LLC., Term B Facility - First Lien, 10.250%, 03/22/18	$2,275,347	$2,104,696
Pelican Products, Inc., Term Loan - Second Lien, 9.250%, 04/09/21(b)	1,000,000	995,000
Total Aerospace & Defense		3,099,696
Automotive – 3.1%
Chrysler Group LLC, Tranche B Term Loan - First Lien, 3.500%, 05/24/17	740,385	741,617
MPG Holdco I, Inc.(Metaldyne), Initial Term Loan B - First Lien, 4.250%, 10/20/21	982,685	989,259
Neenah Enterprises (Neenah Foundry), Term Loan - First Lien, 6.750%, 04/26/17	2,544,004	2,518,564
Total Automotive		4,249,440
Banking, Finance, Insurance & Real Estate – 5.6%
Armor Holdco, Inc. (American Stock Transfer), Term Loan - First Lien, 5.750%, 06/26/20	481,966	481,665
Assured Partners Capital, Inc., Term Loan - First Lien, 5.000%, 04/02/21	995,002	994,385
GENEX Services, Inc., Term Loan B - First Lien, 5.250%, 05/28/21	992,500	996,222
GENEX Services, Inc., Initial Term Loan - Second Lien, 8.750%, 05/30/22(b)	250,000	245,000
Ocwen Loan Servicing LLC, Initial Term Loan - First Lien, 5.000%, 02/15/18(c)	3,000,000	2,928,764
RJO Holdings Corp., Term Loan - First Lien, 6.930%, 12/10/15(b)	1,157,582	1,111,279
SG Acquisition Inc. (Safe Gard), Initial Term Loan - First Lien, 6.250%, 08/19/21(b)	980,714	980,714
Total Banking, Finance, Insurance & Real Estate		7,738,029
Beverage, Food & Tobacco – 3.1%
Arctic Glacier U.S.A., Inc., 2014 Term B Loan - First Lien, 6.000%, 05/10/19(b)	2,468,705	2,456,362
Flavors Holdings Inc., Tranche B Term Loan - First Lien, 6.750%, 10/03/20(b)	975,000	946,969
Flavors Holdings Inc., Initial Term Loan - Second Lien, 11.000%, 10/07/21(b)	1,000,000	970,000
Total Beverage, Food & Tobacco		4,373,331
Capital Goods – 0.7%
Crosby US Acquisition Corp., Initial Term Loan - First Lien, 3.750%, 11/23/20	987,500	917,141
Chemicals, Plastics & Rubber – 3.5%
American Pacific Corp., Initial Term Loan - First Lien, 7.000%, 02/27/19	994,975	1,000,572
Citadel Plastics Holdings, Inc. (Bulk Molding Compounds, Inc.), Term Loan - First Lien, 5.250%, 11/05/20(b)	500,000	501,250
Eco Services Operations LLC, Initial Term Loan - First Lien, 4.750%, 12/01/21(b)	997,500	1,003,734
PeroxyChem LLC, Initial Term Loan - First Lien, 7.500%, 02/28/20(b)	1,485,000	1,490,569
Vertellus Specialities, Inc., Term Loan - First Lien, 10.500%, 10/31/19	995,000	888,038
Total Chemicals, Plastics & Rubber		4,884,163

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	March 31, 2015
Investments	Principal	Value
Construction & Engineering – 2.1%
FR Utility Services LLC (Utility Services), Initial Term Loan - First Lien, 6.750%, 10/18/19(b)	$493,750	$494,059
Power Buyer, LLC (Powerteam Services), Initial Term Loan - Second Lien, 8.250%, 11/06/20	2,500,000	2,443,750
Total Construction & Engineering		2,937,809
Consumer Products: Durables – 2.8%
Paladin Brands Holding, Inc., Initial Loan - First Lien, 6.750%, 08/16/19	1,851,948	1,857,735
Visant Corp., Term Loan - First Lien, 7.000%, 09/23/21	1,990,000	2,001,811
Total Consumer Products: Durables		3,859,546
Consumer Products: Non Durables – 3.1%
Calceus Acquisition, Inc. (Cole Haan), Term B-1 Loan - First Lien, 5.000%, 01/31/20	1,970,000	1,898,588
Varsity Brands, Inc. (Hercules Achievement), Term B Loan - First Lien, 6.000%, 12/11/21	1,995,000	2,019,110
Vince Intermediate Holding LLC, Initial Term Loan - First Lien, 5.750%, 11/27/19	357,143	358,259
Total Consumer Products: Non Durables		4,275,957
Energy, Oil & Gas – 2.2%
HGIM Corp. (Harvey Gulf), Term Loan B - First Lien, 5.500%, 06/18/20	2,959,950	2,071,965
Stonewall Gas Gathering LLC, Term Loan - First Lien, 8.750%, 01/28/22(b)	1,000,000	1,006,250
Total Energy, Oil & Gas		3,078,215
Healthcare & Pharmaceuticals – 4.0%
Alvogen Pharma US Inc., Term Loan - First Lien, 7.000%, 05/23/18	2,742,983	2,761,854
BioScrip, Inc., Initial Term B Loan – First Lien, 6.500%, 07/31/20(c)	1,250,000	1,243,363
BioScrip, Inc., Term Loan – First Lien, 6.500%, 07/31/20(c)	750,000	746,018
Ikaria, Inc., Initial Term Loan - First Lien, 5.000%, 02/12/21	868,904	870,751
Total Healthcare & Pharmaceuticals		5,621,986
Hotel, Gaming & Leisure – 3.2%
ALG USA Holdings, LLC (Apple Leisure Group), Term Loan B-1 - First Lien, 7.000%, 02/28/19(b)	817,736	817,736
ALG USA Holdings, LLC (Apple Leisure Group), Term Loan B-2 - First Lien, 7.000%, 02/28/19(b)	1,083,975	1,083,975
Caesars Entertainment Resort Properties LLC, Term B Loan - First Lien, 7.000%, 10/12/20	987,500	936,891
Parq Holdings LP, Term Loan - First Lien, 8.500%, 12/17/20(b)	1,660,377	1,676,981
Total Hotel, Gaming & Leisure		4,515,583
Manufacturing – 3.7%
Gates Global Inc., Initial Term Loan - First Lien, 4.250%, 07/05/21	2,487,500	2,481,132
Preferred Proppants LLC (Preferred Sands), Term Loan - First Lien, 6.750%, 07/27/20	2,985,000	2,638,740
Total Manufacturing		5,119,872
Media: Advertising, Printing & Publishing – 6.8%
Cenage Learning Acquisitions, Inc., Term Loan - First Lien, 7.000%, 03/31/20	3,960,000	3,981,581
Getty Images, Inc., Initial Term Loan - First Lien, 4.750%, 10/18/19	1,989,822	1,684,633

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	March 31, 2015
Investments	Principal	Value
Harland Clarke Hldgs., Tranche B-3 Term Loans - First Lien, 7.000%, 05/22/18	$3,825,000	$3,859,673
Total Media: Advertising, Printing & Publishing		9,525,887
Media: Broadcasting & Subscription – 6.6%
Charter Communications Operating LLC, Term Loan G - First Lien, 4.250%, 09/13/21	3,000,000	3,029,174
Radio One, Inc., Term Loan - First Lien, 7.500%, 03/31/16	3,497,049	3,498,499
Tribune Company, Initial Term Loan - First Lien, 4.000%, 12/27/20	1,844,227	1,848,377
TWCC Holding Corp., Term Loan - Second Lien, 7.000%, 06/26/20	1,000,000	888,750
Total Media: Broadcasting & Subscription		9,264,800
Media: Diversified and Services – 6.8%
Extreme Reach, Inc., Initial Term Loan - First Lien, 6.750%, 02/07/20(b)	1,583,833	1,599,672
IMG Worldwide, Inc., Term Loan - First Lien, 5.250%, 05/03/21	1,985,000	1,973,090
Learfield Communications, Inc., 2014 Replacement Term Loan - First Lien, 4.500%, 10/09/20	994,366	1,000,168
Mood Media Corporation, Term Loan - First Lien, 7.000%, 05/01/19	4,950,000	4,919,062
Total Media: Diversified and Services		9,491,992
Metals & Mining – 0.4%
TMS International Corp. (Tube City), Term Loan B - First Lien, 4.500%, 10/16/20(b)	493,750	483,875
Packaging – 1.4%
BWAY Holding Co. (ICL Industrial Containers ULC/ICL), Initial Term Loan - First Lien, 5.500%, 08/14/20	1,985,000	2,006,507
Paper & Forest Products – 0.7%
Caraustar Industries, Inc., Term Loan C – First Lien, 8.000%, 05/01/19	997,500	993,759
Restaurants – 5.7%
1011778 BC ULC (Burger King), Term Loan - First Lien, 4.500%, 10/27/21	993,674	1,004,575
CEC Entertainment, Inc., Tranche B Term Loan - First Lien, 4.000%, 02/15/21	1,980,000	1,961,616
Portillio's Holdings LLC, Term Loan B - First Lien, 4.750%, 08/01/21	1,990,000	1,992,488
Steak n Shake Operations, Inc., Term Loan - First Lien, 4.750%, 03/19/21(b)	1,980,000	1,977,525
TGI Friday's, Inc., Term Loan - Second Lien, 9.250%, 07/15/21	1,000,000	1,006,250
Total Restaurants		7,942,454
Retail – 8.6%
Albertson's Holdings LLC, Term Loan B-4 - First Lien, 5.500%, 08/25/21	2,000,000	2,019,480
Charming Charlie LLC, Initial Term Loan - First Lien, 9.000%, 12/24/19(b)	990,000	997,425
CWGS Group LLC (Camping World), Term Loan B - First Lien, 5.750%, 02/20/20	2,415,446	2,440,095
Dollar Tree, Inc., Initial Term B Loan – First Lien, 4.250%, 03/09/22	1,500,000	1,517,603
New Albertson's Inc., Term Loan B - First Lien, 4.750%, 06/28/21	1,194,000	1,199,719
PetSmart, Inc., Term Loan - First Lien, 5.000%, 03/11/22	1,000,000	1,008,660
Roundy's Supermarkets, Inc., Tranche B Term Loan - First Lien, 5.750%, 03/03/21	2,900,217	2,797,810
Total Retail		11,980,792

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	March 31, 2015
Investments	Principal	Value
Services: Business – 18.3%
Affinion Group Holdings, Inc., Tranche B Term Loan - First Lien, 6.750%, 04/30/18	$718,239	$683,046
Brickman Group Holdings, Inc., Initial Term Loan - First Lien, 4.000%, 12/18/20	1,735,601	1,730,898
Centerplate, Inc. (KPLT), Term Loan A - First Lien, 4.750%, 11/26/19(b)	990,000	980,100
Checkout Holding Corp., Term Loan B - First Lien, 4.500%, 04/09/21	2,977,500	2,610,270
CT Technologies Intermediate Holdings, Inc. (Health Port), Initial Term Loan - First Lien, 6.000%, 12/01/21(b)	1,995,000	2,014,950
Deluxe Entertainment Services Group, Inc., Initial Term Loan - First Lien, 6.50%, 02/28/20(b)	1,899,801	1,847,556
INC Research LLC, Term Loan - First Lien, 4.500%, 11/15/21	997,500	1,006,228
Inmar, Inc., Initial Term Loan - First Lien, 4.250%, 01/27/21	1,985,000	1,957,706
Mitchell International, Inc., Initial Term Loan - First Lien, 4.500%, 10/13/20	976,469	978,706
Novitex Acquisition LLC (Pitney Bowes), Tranche B-2 Term Loan - First Lien, 7.500%, 07/07/20(b)	1,990,000	1,895,475
RentPath, Inc., Term Loan - First Lien, 6.250%, 12/17/21(b)	1,995,000	1,999,987
RentPath, Inc., Term Loan - Second Lien, 10.000%, 12/16/22	1,000,000	929,165
SourceHOV LLC, Term B Loan - First Lien, 7.750%, 10/31/19(b)	1,500,000	1,466,250
SunGard Availability Services Capital, Inc., Tranche B Term Loan - First Lien, 6.000%, 03/29/19	1,980,000	1,752,300
TCH-2 Holdings LLC (TravelClick), Term Loan - First Lien, 5.500%, 05/12/21(b)	1,985,380	1,982,898
TCH-2 Holdings LLC (TravelClick), Initial Term Loan - Second Lien, 8.750%, 11/12/21	1,750,000	1,719,375
Total Services: Business		25,554,910
Services: Consumer – 6.9%
Fitness International LLC (LA Fitness), Term Loan B - First Lien, 5.500%, 07/01/20(b)	992,500	927,987
Millennium Laboratories LLC, Tranche B Term Loan - First Lien, 5.250%, 04/16/21	1,985,000	2,002,369
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan (2013) – First Lien, 6.250%, 07/01/19(c)	3,068,015	3,074,396
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan - Second Lien, 9.750%, 07/01/20	750,000	751,253
Renaissance Learning, Inc., Initial Term Loan - First Lien, 4.500%, 04/09/21	1,980,000	1,942,875
Renaissance Learning, Inc., Initial Term Loan - Second Lien, 8.000%, 04/11/22	1,000,000	975,000
Total Services: Consumer		9,673,880
Services: Rental – 0.3%
North American Lifting Holdings, Inc. (TNT Crane), Initial Term Loan - Second Lien, 10.000%, 11/26/21	500,000	468,750
Technology: Hardware – 2.1%
Eastman Kodak Company, Term Loan - First Lien, 7.250%, 09/03/19	984,962	986,194
Zebra Technologies Corp., Term Loan B - First Lien, 4.750%, 10/27/21	1,954,545	1,979,710
Total Technology: Hardware		2,965,904
Technology: Semiconductor – 0.5%
M/A-COM Technology Solutions Holdings, Inc., Initial Term Loan - First Lien, 4.500%, 05/07/21	632,719	639,176

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	March 31, 2015
Investments	Principal	Value
Technology: Services – 10.4%
Ability Networks, Inc., Initial Term Loan - Second Lien, 9.250%, 05/16/22(b)	$1,000,000	$995,000
Ascensus, Inc., Initial Term Loan - Second Lien, 9.000%, 12/02/20	500,000	500,520
ConvergeOne Holdings Corporation, Initial Term Loan - First Lien, 6.000%, 06/17/20(b)	1,488,750	1,487,820
First Data Corp., 2018B New Term Loan - First Lien, 3.674%, 09/24/18	1,500,000	1,500,623
MH Sub I LLC & Micro (Internet Brands), Term Loan - First Lien, 5.000%, 07/08/21	1,985,847	1,989,570
PGX Holdings, Inc. (Progrexion), Initial Term Loan - First Lien, 6.250%, 09/29/20	1,975,000	1,992,281
Scientific Games International, Inc., Term Loan B-2 - First Lien, 6.000%, 10/01/21	3,990,000	4,004,682
TransFirst Holdings, Inc., Term Loan - First Lien, 5.500%, 11/12/21	1,995,000	2,014,950
Total Technology: Services		14,485,446
Technology: Software – 8.1%
Compuware Corp., Tranche B2 Term Loan - First Lien, 6.250%, 12/15/21	1,500,000	1,458,128
Deltek, Inc., Term Loan - Second Lien, 10.000%, 10/10/19	1,000,000	1,011,250
GTCR Valor Companies, Inc. (Cision Vocus), Incremental B-1 Term Loans - First Lien, 6.000%, 05/30/21	1,989,995	1,985,030
Lanyon Solutions, Inc., Term Loan - First Lien, 5.500%, 11/13/20	2,477,440	2,475,384
Riverbed Technology, Inc., Term Loan - First Lien, 6.000%, 03/25/22(c)	1,000,000	1,011,000
RP Crown Parent LLC (Red Prairie), Term Loan B - First Lien, 6.000%, 12/21/18	1,477,528	1,457,981
RP Crown Parent LLC (Red Prairie), Term Loan - Second Lien, 11.250%, 12/21/19	2,000,000	1,820,010
Total Technology: Software		11,218,783
Telecommunications – 6.1%
Avaya, Inc., Term Loan B-6 - First Lien, 6.500%, 03/31/18	1,976,588	1,974,947
Birch Communications, Inc., Term Loan - First Lien, 7.750%, 07/17/20(b)	1,943,056	1,933,340
Fairpoint Communications, Inc., Term Loan - First Lien, 7.500%, 02/14/19	989,551	1,008,931
IPC Corp., Term Loan B - First Lien, 6.500%, 08/06/21	1,000,000	1,008,125
IPC Corp., Term Loans - Second Lien, 10.500%, 02/06/22	1,000,000	933,750
Ntelos Inc., Term B Advance - First Lien, 5.750%, 11/09/19(b)	1,964,736	1,689,673
Total Telecommunications		8,548,766
Transportation: Services – 5.7%
American Commercial Lines (Commercial Barge), Initial Term Loan - First Lien, 7.500%, 09/22/19(b)	2,947,368	2,954,738
American Commercial Lines (Commercial Barge), Initial Term Loan - Second Lien, 10.750%, 03/22/20(b)(c)	1,000,000	1,005,000
Coyote Logistics LLC, Term Loan B - First Lien, 6.250%, 03/10/22(c)	2,000,000	2,015,000
Sirva Worldwide, Inc., Term Loan - First Lien, 7.500%, 03/27/19(b)	1,968,728	1,968,728
Total Transportation: Services		7,943,466
Waste Management – 1.5%
Energy Solutions LLC (Envirocare of Utah), Term Advance - First Lien, 6.750%, 05/29/20	2,110,179	2,122,048

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	March 31, 2015
Investments	Principal	Value
Wholesale – 3.2%
4L Technologies, Inc. (Clover Technologies), Initial Term Loan - First Lien, 5.500%, 05/08/20	$1,491,253	$1,453,510
Envision Acquisition Company LLC, Initial Term Loan - First Lien, 5.750%, 11/04/20	988,722	992,434
FPC Holdings, Inc. (Fleetpride), Initial Term Loan - First Lien, 5.250%, 11/19/19	1,181,854	1,177,056
P2 Lower Acquisition, Inc. (Progresive Solutions), Initial Term Loan - First Lien, 5.500%, 10/22/20(b)	813,398	814,415
Total Wholesale		4,437,415
Total Senior Loans (Cost $196,358,099)		194,419,378

CORPORATE BONDS – 1.8% (1.3% of Total Investments)

Beverage, Food & Tobacco – 0.3%
Innovation Ventures (5 Hour Energy), 9.500%, 08/15/19‡	500,000	512,500
Chemicals - Specialty – 1.2%
Aruba Investments, Inc., 8.750%, 02/15/23‡	1,500,000	1,500,000
Media: Advertising, Printing & Publishing – 0.3%
Getty Images, Inc., 7.000%, 10/15/20‡(b)	1,000,000	511,875
Total Corporate Bonds (Cost $2,821,349)		2,524,375

MONEY MARKET FUND – 3.3% (2.3% of Total Investments)

	Shares
Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Share Class, 0.03%(d) (Cost $4,556,836)	4,556,836	4,556,836

Total Investments in Securities - 144.5% (Cost $203,736,284)		201,500,589
Line of Credit Payable (Cost $51,000,000) – (36.6)%		(51,000,000)
Liabilities in Excess of Other Assets – (7.9%)		(11,027,329)
Net Assets – 100.0%		$139,473,260

‡

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Total fair value of Rule 144A securities amounts to $2,524,375 which represents approximately 1.8% of net assets as of March 31, 2015.

Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	March 31, 2015
(a)

Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate plus a spread. The most popular benchmark lending rate is the London Interbank Offered Rate (“LIBOR”). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities. The rate shown represents the contractual rate (benchmark rate or floor plus spread) in effect at period end. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.

(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(c)	All or a portion of this position has not settled. The full contract rates reflected do not take effect until settlement date.
(d)	Rate shown reflects the 7-day yield as of March 31, 2015.

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (concluded)	March 31, 2015
SUMMARY OF SCHEDULE OF INVESTMENTS	% of Net Assets
Aerospace & Defense	2.2%
Automotive	3.1
Banking, Finance, Insurance & Real Estate	5.6
Beverage, Food & Tobacco	3.4
Capital Goods	0.7
Chemicals, Plastics & Rubber	3.5
Chemicals - Specialty	1.2
Construction & Engineering	2.1
Consumer Products: Durables	2.8
Consumer Products: Non Durables	3.1
Energy, Oil & Gas	2.2
Healthcare & Pharmaceuticals	4.0
Hotel, Gaming & Leisure	3.2
Manufacturing	3.7
Media: Advertising, Printing & Publishing	7.1
Media: Broadcasting & Subscription	6.6
Media: Diversified and Services	6.8
Metals & Mining	0.4
Packaging	1.4
Paper & Forest Products	0.7
Restaurants	5.7
Retail	8.6
Services: Business	18.3
Services: Consumer	6.9
Services: Rental	0.3
Technology: Hardware	2.1
Technology: Semiconductor	0.5
Technology: Services	10.4
Technology: Software	8.1
Telecommunications	6.1
Transportation: Services	5.7
Waste Management	1.5
Wholesale	3.2
Money Market Fund	3.3
Total Investments	144.5
Line of Credit Payable	(36.6)
Liabilities in Excess of Other Assets	(7.9)
Net Assets	100.0%

See Notes to Schedule of Investments

THL Credit Senior Loan Fund

Notes to the Schedule of Investments (unaudited)	March 31, 2015

1. ORGANIZATION

THL Credit Senior Loan Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is an unincorporated business trust established under the laws of Delaware by an Agreement and Declaration of Trust dated July 30, 2013. The Fund commenced operations on September 20, 2013. The Fund’s investment objective is to provide current income and preservation of capital primarily through investments in U.S. dollar-denominated senior secured corporate loans and notes (“Senior Loans”). Under normal market conditions, the Fund will invest 100% of its Managed Assets in the securities of issuers located in North America and does not currently intend to invest a material amount of its Managed Assets outside the United States. For the purposes of complying with these requirements, an issuer will be located in North America if its legal domicile is in North America or if the legal domicile of any co-issuer that is controlling, controlled by or under common control with the issuer is in North America where the co-issuer is (i) 100% responsible for the payment of principal and interest on the loan or security and (ii) the Fund has direct recourse against the co-issuer in the United States courts in the event that 100% of the payment of principal and interest on the securities is not made. Investments in issuers deemed to be located in the United States for these purposes will be deemed to be investments in the United States. Four Wood Capital Advisors LLC (the “Adviser” or “FWCA”) serves as the Fund’s investment adviser (the “Adviser”). FWCA has engaged THL Credit Advisors LLC (the “Sub-adviser” or “THL Credit”) to serve as the sub-adviser to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from these estimates.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of the Fund’s Adviser and Sub-adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Senior Loans shall be valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations (including mid or average prices) and other criteria or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Sub-adviser shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices.

Fixed income securities shall be valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

THL Credit Senior Loan Fund

Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Certain short-term debt instruments will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost. For securities purchased at a discount or premium, the Fund assumes a constant proportionate amortization in value until maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2015:

THL Credit Senior Loan Fund

Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement (continued)

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2015:

Asset Type	Level 1	Level 2	Level 3	Total
Senior Loans
Aerospace & Defense	$-	$2,104,696	$995,000	$3,099,696
Automotive	-	4,249,440	-	4,249,440
Banking, Finance, Insurance & Real Estate	-	5,401,036	2,336,993	7,738,029
Beverage, Food & Tobacco	-	-	4,373,331	4,373,331
Capital Goods	-	917,141	-	917,141
Chemicals, Plastics & Rubber	-	1,888,610	2,995,553	4,884,163
Construction & Engineering	-	2,443,750	494,059	2,937,809
Consumer Products: Durables	-	3,859,546	-	3,859,546
Consumer Products: Non Durables	-	4,275,957	-	4,275,957
Energy, Oil & Gas	-	2,071,965	1,006,250	3,078,215
Healthcare & Pharmaceuticals	-	5,621,986	-	5,621,986
Hotel, Gaming & Leisure	-	936,891	3,578,692	4,515,583
Manufacturing	-	5,119,872	-	5,119,872
Media: Advertising, Printing & Publishing	-	9,525,887	-	9,525,887
Media: Broadcasting & Subscription	-	9,264,800	-	9,264,800
Media: Diversified and Services	-	7,892,320	1,599,672	9,491,992
Metals & Mining	-	-	483,875	483,875
Packaging	-	2,006,507	-	2,006,507
Paper & Forest Products	-	993,759	-	993,759
Restaurants	-	5,964,929	1,977,525	7,942,454
Retail	-	10,983,367	997,425	11,980,792
Services: Business	-	13,367,694	12,187,216	25,554,910
Services: Consumer	-	8,745,893	927,987	9,673,880
Services: Rental	-	468,750	-	468,750
Technology: Hardware	-	2,965,904	-	2,965,904
Technology: Semiconductor	-	639,176	-	639,176
Technology: Services	-	12,002,626	2,482,820	14,485,446
Technology: Software	-	11,218,783	-	11,218,783
Telecommunications	-	4,925,753	3,623,013	8,548,766
Transportation: Services	-	2,015,000	5,928,466	7,943,466
Waste Management	-	2,122,048	-	2,122,048
Wholesale	-	3,623,000	814,415	4,437,415
Corporate Bonds*	-	2,012,500	511,875	2,524,375
Money Market Fund	-	4,556,836	-	4,556,836
Total Investments	$-	$154,186,422	$47,314,167	$201,500,589

*Please refer to Schedule of Investments for breakdown of valuations by industry.

THL Credit Senior Loan Fund

Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement (continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Senior Loans
Balance as of December 31, 2014	$62,554,307
Realized gain	11,224
Change in unrealized appreciation	162,958
Amortization (accretion)	42,103
Purchases	2,472,500
Sales and principal paydowns	(5,592,277)
Transfers in and/or out of Level 3	(12,336,648)
Balance as of March 31, 2015	$47,314,167

Net change in unrealized appreciation attributable to level 3 investments held at March 15, 2015 was $159,475.

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

Information about Level 3 fair value measurements as of March 15, 2015:

	Fair Value	Valuation Technique	Unobservable Input

Senior Loans	$47,314,167	Third-party vendor service	Vendor quotes

3. UNREALIZED APPRECIATION/(DEPRECIATION)

On March 31, 2015 based on cost of $203,736,284 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,623,818 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,859,513 resulting in net unrealized depreciation of $2,235,695.

4. DELAYED DRAW LOAN COMMITMENTS

As of March 31, 2015, the Fund had the following delayed draw loan commitment outstanding, which could be extended at the option of the borrower, as detailed below.

Loan	Principal Amount	Cost	Value	Net Unrealized Appreciation
Parq Holdings LP, Delayed Draw Term Loan Commitment, 12/17/2020	$339,623	$332,830	$343,019	$10,189

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THL CREDIT SENIOR LOAN FUND

By (Signature and Title)*		/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	05/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	05/27/15

By (Signature and Title)*		/s/ Jennifer Wilson
Jennifer Wilson, Treasurer and Principal Financial Officer
(principal financial officer)

Date	05/27/15

* Print the name and title of each signing officer under his or her signature.